Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2016
Summary of Derivative Instruments [Abstract]
Schedule of derivative instruments in statement of financial position, fair value
The Company's derivative instruments, as well as its nonderivative debt instruments designated and qualifying as net investment hedges, were classified as follows in the Company's Consolidated Balance Sheets:

	January 31, 2016			January 31, 2015
(Amounts in millions)	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments
Derivative instruments
Prepaid expenses and other	$—	$—	$—	$—	$—	$—
Other assets and deferred charges	173	319	129	12	207	293
Derivative asset subtotals	$173	$319	$129	$12	$207	$293

Accrued liabilities	$—	$—	$—	$—	$—	$1
Deferred income taxes and other	—	—	738	—	—	610
Derivative liability subtotals	$—	$—	$738	$—	$—	$611

Nonderivative hedging instruments
Long-term debt due within one year	$—	$—	$—	$—	$766	$—
Long-term debt	—	3,644	—	—	3,850	—
Nonderivative hedge liability subtotals	$—	$3,644	$—	$—	$4,616	$—